UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

Item 1. Reports to Stockholders.

JANUARY 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Enhanced International Large-Cap ETF | IEIL | NYSE Arca
➢	iShares Enhanced International Small-Cap ETF | IEIS | NYSE Arca
➢	iShares Enhanced U.S. Large-Cap ETF | IELG | NYSE Arca
➢	iShares Enhanced U.S. Small-Cap ETF | IESM | NYSE Arca

Fund Performance Overview

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

Performance as of January 31, 2016

The iShares Enhanced International Large-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of international large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.36%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.58)%	(5.01)%	(4.58)%	(9.46)%
Fund Market	(2.69)%	(4.22)%	(2.69)%	(7.99)%
MSCI World ex USA Index	(9.39)%	(7.87)%	(9.39)%	(14.63)%

The inception date of the Fund was 2/25/14. The first day of secondary market trading was 2/27/14.

The MSCI World ex USA Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of developed equity markets, excluding the United States.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$886.40	$1.66	$1,000.00	$1,023.40	$1.78	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	24.99%
Industrials	19.77
Telecommunication Services	9.89
Consumer Staples	8.36
Materials	6.50
Consumer Discretionary	6.42
Energy	6.25
Health Care	6.12
Utilities	5.92
Information Technology	5.78

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	26.20%
United Kingdom	13.33
Switzerland	10.68
Canada	9.03
Germany	7.69
Denmark	7.04
Belgium	5.27
Finland	4.87
France	4.05
Australia	3.16

TOTAL	91.32%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

Performance as of January 31, 2016

The iShares Enhanced International Small-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of international small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -8.27%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.49)%	(5.68)%	(0.49)%	(10.70)%
Fund Market	1.43%	(4.83)%	1.43%	(9.13)%
MSCI World ex USA Small Cap Index	(1.70)%	(5.70)%	(1.70)%	(10.71)%

The inception date of the Fund was 2/25/14. The first day of secondary market trading was 2/27/14.

The MSCI World ex USA Small Cap Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of developed equity markets, excluding the United States.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$917.30	$2.36	$1,000.00	$1,022.70	$2.49	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Consumer Discretionary	20.39%
Industrials	17.64
Financials	16.13
Information Technology	11.77
Materials	8.60
Consumer Staples	7.94
Energy	6.59
Health Care	5.74
Telecommunication Services	4.19
Utilities	1.01

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/16

Country	Percentage of Total Investments*

Japan	33.29%
United Kingdom	13.21
Canada	7.52
Denmark	5.69
Australia	5.36
Germany	4.80
Finland	4.62
Belgium	4.01
Israel	3.68
Switzerland	3.65

TOTAL	85.83%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® ENHANCED U.S. LARGE-CAP ETF

Performance as of January 31, 2016

The iShares Enhanced U.S. Large-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -7.38%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.62)%	9.35%	(1.62)%	28.41%
Fund Market	(1.62)%	9.36%	(1.62)%	28.45%
Russell 1000 Index	(1.82)%	9.70%	(1.82)%	29.44%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 1000® Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$926.20	$0.87	$1,000.00	$1,024.20	$0.92	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Information Technology	28.03%
Financials	18.29
Consumer Discretionary	12.92
Health Care	12.77
Utilities	9.62
Consumer Staples	5.73
Industrials	5.51
Energy	5.06
Telecommunication Services	1.99
Materials	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Wal-Mart Stores Inc.	2.32%
Johnson & Johnson	2.25
Chubb Ltd.	2.21
Microsoft Corp.	2.16
DTE Energy Co.	2.15
Anthem Inc.	2.08
Intuit Inc.	2.05
CR Bard Inc.	2.05
TJX Companies Inc. (The)	2.04
Reinsurance Group of America Inc.	2.03

TOTAL	21.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® ENHANCED U.S. SMALL-CAP ETF

Performance as of January 31, 2016

The iShares Enhanced U.S. Small-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2016, the total return for the Fund was -11.79%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.27)%	6.08%	(8.27)%	17.96%
Fund Market	(8.29)%	6.12%	(8.29)%	18.09%
Russell 2000 Index	(9.92)%	5.59%	(9.92)%	16.37%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 2000® Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Beginning Account Value (8/1/15)	Ending Account Value (1/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$882.10	$1.66	$1,000.00	$1,023.40	$1.78	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/16

Sector	Percentage of Total Investments*

Financials	25.28%
Information Technology	23.23
Consumer Discretionary	14.67
Industrials	9.57
Health Care	7.71
Utilities	7.16
Consumer Staples	5.36
Energy	3.48
Materials	3.07
Telecommunication Services	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/16

Security	Percentage of Total Investments*

Cirrus Logic Inc.	2.16%
Triple-S Management Corp. Class B	2.14
ManTech International Corp./VA Class A	2.10
Advanced Energy Industries Inc.	2.07
Sturm Ruger & Co. Inc.	2.03
Cash America International Inc.	1.97
Children’s Place Inc. (The)	1.97
American National Insurance Co.	1.96
Heritage Insurance Holdings Inc.	1.86
RPX Corp.	1.85

TOTAL	20.11%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2015 and held through January 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHA RES® ENHANCED INTERNATIONAL LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.48%

AUSTRALIA — 3.14%
Aristocrat Leisure Ltd.	15,092	$109,422
ASX Ltd.	42,896	1,285,005
Brambles Ltd.	13,860	109,117
Caltex Australia Ltd.	5,320	139,799
Dexus Property Group	21,633	112,624
GPT Group (The)	10,836	37,404
Qantas Airways Ltd.	35,785	98,213

		1,891,584
AUSTRIA — 0.47%
OMV AG	11,088	283,807

		283,807
BELGIUM — 5.25%
Ageas	4,200	169,718
bpost SA	7,840	185,360
Colruyt SA	2,100	111,775
Delhaize Group	6,524	680,798
Proximus SADP	11,060	379,967
Solvay SA	13,384	1,101,947
Telenet Group Holding NVa	4,788	248,318
Umicore SA	7,644	279,525

		3,157,408
CANADA — 8.99%
Agrium Inc.	2,352	204,439
Alimentation Couche-Tard Inc. Class B	1,680	72,799
Bank of Montreal	10,332	552,264
Bank of Nova Scotia (The)	3,472	141,594
Canadian Imperial Bank of Commerce/Canada	14,756	956,715
Constellation Software Inc./Canada	3,388	1,227,841
Crescent Point Energy Corp.	38,948	429,819
Empire Co. Ltd. Class A	9,660	181,771
Fairfax Financial Holdings Ltd.	84	43,056
Husky Energy Inc.	7,920	78,454
Intact Financial Corp.	308	18,385
Linamar Corp.	476	18,478
National Bank of Canada	20,160	572,603
Open Text Corp.	1,148	55,913
Rogers Communications Inc. Class B	4,844	165,121
SNC-Lavalin Group Inc.	18,732	533,108
Thomson Reuters Corp.	4,312	160,561

		5,412,921

Security	Shares	Value
DENMARK — 7.01%
AP Moeller – Maersk A/S Class A	224	$281,914
AP Moeller – Maersk A/S Class B	1,008	1,289,075
Coloplast A/S Class B	9,128	744,470
Danske Bank A/S	5,572	149,220
Jyske Bank A/S Registered[a]	2,296	100,304
Novo Nordisk A/S Class B	4,592	252,942
TDC A/S	42,653	181,884
Vestas Wind Systems A/S	18,819	1,222,157

		4,221,966
FINLAND — 4.85%
Neste OYJ	5,292	164,800
Nokia OYJ	181,804	1,298,358
Nokian Renkaat OYJ	19,852	670,203
Stora Enso OYJ Class R	36,372	294,188
UPM-Kymmene OYJ	30,240	489,182

		2,916,731
FRANCE — 4.03%
Danone SA	840	57,671
Electricite de France SA	2,744	35,749
Eutelsat Communications SA	1,708	55,010
Numericable-SFR SAS	728	28,792
Peugeot SAa	50,652	748,677
SCOR SE	2,072	72,024
SES SA	15,344	399,550
Total SA	22,652	1,002,973
Veolia Environnement SA	1,176	28,243

		2,428,689
GERMANY — 7.55%
CTS Eventim AG & Co. KGaA	1,036	37,924
Deutsche Boerse AG	1,008	85,740
Deutsche Lufthansa AG Registered[a]	73,668	1,073,328
GEA Group AG	30,016	1,254,494
Kabel Deutschland Holding AG	4,368	557,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,192	610,823
Telefonica Deutschland Holding AG	186,928	922,937

		4,542,960
HONG KONG — 0.06%
PCCW Ltd.	56,000	33,386

		33,386
ISRAEL — 0.44%
Bank Hapoalim BM	3,416	15,760

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
Bank Leumi le-Israel BMa	5,628	$18,482
Bezeq The Israeli Telecommunication Corp. Ltd.	108,892	233,467

		267,709
ITALY — 0.27%
EXOR SpA	2,716	87,960
Mediaset SpA	22,008	73,441

		161,401
JAPAN — 26.09%
Aeon Co. Ltd.	8,400	110,807
Aisin Seiki Co. Ltd.	2,800	116,797
ANA Holdings Inc.	56,000	162,359
Aozora Bank Ltd.	112,000	370,974
Canon Inc.	8,400	231,882
Chubu Electric Power Co. Inc.	5,600	70,934
Daiichi Sankyo Co. Ltd.	11,200	229,569
Eisai Co. Ltd.	11,200	665,163
ITOCHU Corp.	11,200	129,286
Japan Airlines Co. Ltd.	36,400	1,345,776
Japan Exchange Group Inc.	5,600	77,988
JFE Holdings Inc.	5,600	74,287
JX Holdings Inc.	249,200	938,630
Kansai Electric Power Co. Inc. (The)[a]	5,600	59,925
Kawasaki Heavy Industries Ltd.	280,000	848,800
KDDI Corp.	5,600	139,139
Kuraray Co. Ltd.	2,800	33,304
Lawson Inc.	2,800	218,329
Marubeni Corp.	84,000	395,906
Mitsubishi UFJ Financial Group Inc.	67,200	338,262
Mitsui & Co. Ltd.	39,200	438,901
Mixi Inc.	2,800	88,118
Mizuho Financial Group Inc.	652,400	1,109,023
Nexon Co. Ltd.	8,400	134,467
Nippon Telegraph & Telephone Corp.	22,400	930,304
Nippon Yusen KK	56,000	118,416
Nomura Real Estate Master Fund Inc.[a]	28	34,230
NTT DOCOMO Inc.	50,400	1,052,003
Oracle Corp. Japan	5,600	251,171
Park24 Co. Ltd.	2,800	77,363
Resona Holdings Inc.	187,600	848,396
Shinsei Bank Ltd.	56,000	86,036
Sompo Japan Nipponkoa Holdings Inc.	2,800	81,388
Sumitomo Chemical Co. Ltd.	28,000	139,462
Sumitomo Corp.	11,200	109,905
Sumitomo Mitsui Financial Group Inc.	22,400	736,398

Security	Shares	Value
Sumitomo Rubber Industries Ltd.	8,400	$104,978
Suntory Beverage & Food Ltd.	5,600	255,334
Takeda Pharmaceutical Co. Ltd.	2,800	133,518
Tohoku Electric Power Co. Inc.	5,600	69,292
Tokyo Electric Power Co. Inc.[a]	226,800	1,124,024
Tokyo Gas Co. Ltd.	112,000	508,448
West Japan Railway Co.	11,200	716,045

		15,705,337
NETHERLANDS — 2.48%
Aegon NV	86,604	487,385
AerCap Holdings NVa	1,792	55,032
Altice NV Class Aa	4,704	67,391
Altice NV Class Ba	812	11,971
Boskalis Westminster	4,424	173,768
Koninklijke Ahold NV	5,603	126,256
NN Group NV	17,024	573,993

		1,495,796
NORWAY — 0.12%
Orkla ASA	9,100	73,091

		73,091
SINGAPORE — 1.57%
ComfortDelGro Corp. Ltd.	36,400	72,375
Singapore Airlines Ltd.	56,000	433,977
Singapore Exchange Ltd.	13,000	64,667
StarHub Ltd.	156,800	372,363

		943,382
SPAIN — 0.10%
Mediaset Espana Comunicacion SA	6,048	58,447

		58,447
SWEDEN — 3.14%
Boliden AB	59,108	816,832
ICA Gruppen AB	28,056	990,391
Millicom International Cellular SA SDR	1,848	81,205

		1,888,428
SWITZERLAND — 10.64%
Aryzta AG	4,144	188,869
Baloise Holding AG Registered	4,536	553,360
Banque Cantonale Vaudoise Registered	168	101,326
Barry Callebaut AG Registered	308	351,390
Credit Suisse Group AG Registered	21,188	372,209
Helvetia Holding AG Registered	280	145,377
Lonza Group AG Registered	504	76,880
PSP Swiss Property AG Registered	588	49,925

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
Swiss Life Holding AG Registered	4,788	$1,213,063
Swiss Prime Site AG Registered	416	33,210
Swiss Re AG	12,516	1,157,973
Swisscom AG Registered	2,464	1,220,397
Zurich Insurance Group AG	4,256	937,886

		6,401,865
UNITED KINGDOM — 13.28%
3i Group PLC	35,868	224,884
Ashtead Group PLC	8,148	103,906
AstraZeneca PLC	20,256	1,289,400
BP PLC	93,156	496,985
BT Group PLC	31,724	218,185
Centrica PLC	334,236	970,985
GlaxoSmithKline PLC	13,552	276,626
Imperial Tobacco Group PLC	9,324	500,740
Investec PLC	6,580	41,432
J Sainsbury PLC	314,104	1,092,059
Just Eat PLC[a]	7,588	40,191
Marks & Spencer Group PLC	23,828	143,346
Micro Focus International PLC	2,632	51,746
Old Mutual PLC	40,152	96,654
Rentokil Initial PLC	233,660	519,377
Rexam PLC	54,012	459,696
Rightmove PLC	1,540	87,008
Royal Dutch Shell PLC Class A	9,828	211,625
Royal Mail PLC	16,128	105,054
RSA Insurance Group PLC	36,708	216,821
Sky PLC	10,892	167,172
SSE PLC	33,068	680,151

		7,994,043

TOTAL COMMON STOCKS
(Cost: $68,025,098)		59,878,951

PREFERRED STOCKS — 0.11%

GERMANY — 0.11%
Bayerische Motoren Werke AG	1,008	68,867

		68,867

TOTAL PREFERRED STOCKS
(Cost: $92,849)		68,867

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	70,980	$70,980

		70,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,980)		70,980

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $68,188,927)		60,018,798
Other Assets, Less Liabilities — 0.29%		174,610

NET ASSETS — 100.00%		$60,193,408

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.03%

AUSTRALIA — 5.35%
Cabcharge Australia Ltd.	8,316	$18,294
Estia Health Ltd.	16,401	78,889
Evolution Mining Ltd.	264,222	271,001
FlexiGroup Ltd./Australia	10,451	20,773
Independence Group NL	6,566	10,171
McMillan Shakespeare Ltd.	8,211	73,762
Mineral Resources Ltd.	7,716	20,249
Northern Star Resources Ltd.	120,974	253,290
OZ Minerals Ltd.	3,255	8,680
Pact Group Holdings Ltd.	2,443	8,606
Sandfire Resources NL	9,080	32,114

		795,829
AUSTRIA — 0.43%
Austria Technologie & Systemtechnik AG	2,023	26,159
EVN AG	1,890	20,839
S IMMO AG	1,100	9,117
UNIQA Insurance Group AG	1,351	8,512

		64,627
BELGIUM — 4.00%
AGFA-Gevaert NVa	35,371	150,796
Cie. d’Entreprises CFE	735	75,045
Gimv NV	336	16,142
Intervest Offices & Warehouses NVa	364	9,146
Mobistar SAa	14,763	305,509
Nyrstar NVa,b	26,103	38,046

		594,684
CANADA — 7.50%
Amaya Inc.[a,b]	4,398	46,848
Artis REIT	1,442	12,378
Cogeco Communications Inc.	2,487	111,780
Dominion Diamond Corp.	7,637	81,132
Dream Office REIT	1,526	17,459
Granite REIT	310	8,294
Intertain Group Ltd. (The)[a]	1,288	7,761
Laurentian Bank of Canada	4,776	161,887
Mainstreet Equity Corp.[a]	987	21,252
Manitoba Telecom Services Inc.	12,698	272,322
Milestone Apartments REIT	3,241	34,730
Morguard REIT	1,311	12,232
NorthWest Healthcare Properties REIT	1,876	11,638
Spin Master Corp.[a,c]	504	7,159

Security	Shares	Value
TMX Group Ltd.	8,184	$236,462
Transcontinental Inc. Class A	1,498	19,629
Valener Inc.	924	12,607
Wajax Corp.	1,093	12,109
Yellow Pages Ltd./Canada[a]	2,478	27,998

		1,115,677
DENMARK — 5.68%
Bavarian Nordic A/Sa	1,862	77,349
Dfds A/S	8,855	313,020
IC Group A/S	287	9,238
NKT Holding A/S	217	11,991
Rockwool International A/S Class B	2,221	334,912
Schouw & Co.	1,498	88,075
Torm A/Sa,b	847	9,628

		844,213
FINLAND — 4.60%
Atria OYJ	1,505	14,477
Cramo OYJ	2,947	56,378
HKScan OYJ Class A	4,014	15,245
PKC Group OYJ	721	11,172
Ramirent OYJ	4,936	32,740
Sanoma OYJ	29,547	135,878
Sponda OYJ	43,239	176,199
Tieto OYJ	7,247	194,002
Valmet OYJ	1,897	18,751
YIT OYJ[b]	5,621	29,815

		684,657
FRANCE — 2.65%
Assystem	560	13,573
Cegedim SAa	406	12,037
Cegid Group SA	686	37,115
Cellectis SAa	1,449	32,267
Cie. des Alpes	1,100	16,735
Solocal Group[a,b]	1,664	11,199
UBISOFT Entertainment[a]	9,884	271,064

		393,990
GERMANY — 4.79%
ADLER Real Estate AGa	833	11,330
Bauer AG	938	14,372
Borussia Dortmund GmbH & Co. KGaA	18,951	80,670
CENTROTEC Sustainable AG	1,435	19,595
CTS Eventim AG & Co. KGaA	2,877	105,315
Deutsche Beteiligungs AG	994	29,449
DIC Asset AG	932	9,016

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Draegerwerk AG & Co. KGaA	161	$9,831
MLP AG	7,280	23,939
PATRIZIA Immobilien AGa	4,432	112,865
RHOEN-KLINIKUM AG	10,234	295,668

		712,050
HONG KONG — 0.18%
SmarTone Telecommunications Holdings Ltd.[b]	17,500	26,938

		26,938
ISRAEL — 3.67%
Delek Automotive Systems Ltd.	13,867	123,433
Harel Insurance Investments & Financial Services Ltd.	2,107	7,825
Ituran Location and Control Ltd.	889	15,835
Migdal Insurance & Financial Holding Ltd.	18,781	12,202
Oil Refineries Ltd.[a]	484,274	200,166
Tower Semiconductor Ltd.[a]	15,099	186,044

		545,505
ITALY — 0.08%
Juventus Football Club SpA[a]	40,957	11,212

		11,212
JAPAN — 33.21%
Achilles Corp.	7,000	8,384
Aderans Co. Ltd.	1,400	6,927
Aichi Corp.	4,200	27,650
Arcland Sakamoto Co. Ltd.	1,400	29,211
Asahi Diamond Industrial Co. Ltd.	1,400	13,646
Asahi Holdings Inc.	2,800	40,266
Ashikaga Holdings Co. Ltd.	4,200	13,981
Avex Group Holdings Inc.	1,400	15,565
Cawachi Ltd.	2,100	34,952
CKD Corp.	1,400	12,836
Comforia Residential REIT Inc.	56	100,098
Cosmo Energy Holdings Co. Ltd.[a]	8,400	91,310
Create Restaurants Holdings Inc.	700	17,433
DCM Holdings Co. Ltd.	1,400	10,014
Dip Corp.	7,000	147,326
Doshisha Co. Ltd.	700	13,796
Dydo Drinco Inc.	1,400	62,908
Enplas Corp.	1,400	48,453
Foster Electric Co. Ltd.	5,600	118,508
France Bed Holdings Co. Ltd.	2,800	22,203
Fuji Soft Inc.	1,400	31,130

Security	Shares	Value
Fujibo Holdings Inc.	14,000	$23,591
G-Tekt Corp.	3,900	48,643
Geo Holdings Corp.	21,000	320,208
Godo Steel Ltd.	7,000	13,010
Heiwa Corp.	1,400	26,944
Heiwado Co. Ltd.	1,400	28,216
Hitachi Maxell Ltd.	10,900	157,200
Hokkaido Electric Power Co. Inc.[a]	2,100	19,289
Hokuetsu Bank Ltd. (The)	7,000	13,588
Hokuetsu Kishu Paper Co. Ltd.	7,000	41,977
Hokuto Corp.	1,400	26,574
Idemitsu Kosan Co. Ltd.	19,600	288,985
IwaiCosmo Holdings Inc.	2,800	29,789
J-Oil Mills Inc.	14,000	40,012
Japan Petroleum Exploration Co. Ltd.	1,400	35,675
Japan Rental Housing Investments Inc.	14	9,425
Juki Corp.[b]	1,400	11,044
JVC Kenwood Corp.	2,100	4,840
Kamei Corp.	4,200	38,543
Kanamoto Co. Ltd.	2,100	50,616
Kanematsu Corp.	14,000	21,972
Kasai Kogyo Co. Ltd.	700	8,968
Kenedix Residential Investment Corp.	22	50,954
Kenedix Retail REIT Corp.	21	42,498
KEY Coffee Inc.	700	11,188
Kinugawa Rubber Industrial Co. Ltd.	14,000	72,160
Kohnan Shoji Co. Ltd.	18,200	258,572
Kura Corp.	700	29,199
Life Corp.	700	15,241
Maruha Nichiro Corp.	17,700	333,049
MCUBS MidCity Investment Corp.	7	20,555
Megachips Corp.[b]	5,600	48,153
Mimasu Semiconductor Industry Co. Ltd.	1,400	11,969
Ministop Co. Ltd.	1,400	24,631
Mitsubishi Steel Manufacturing Co. Ltd.	14,000	24,284
Mixi Inc.	3,500	110,147
Morinaga Milk Industry Co. Ltd.	14,000	63,140
Musashi Seimitsu Industry Co. Ltd.	1,400	27,754
NEC Capital Solutions Ltd.	700	9,853
Nichiha Corp.	1,400	19,971
Nikkon Holdings Co. Ltd.	1,400	24,886
Nippon Chemi-Con Corp.	14,000	21,278
Nippon Coke & Engineering Co. Ltd.	27,300	18,942
Nippon Koei Co. Ltd.	7,000	24,574

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Nippon Signal Co. Ltd.	1,400	$13,229
Nishimatsuya Chain Co. Ltd.	5,600	47,644
Nissha Printing Co. Ltd.	1,400	24,920
Nisshin OilliO Group Ltd. (The)	14,000	57,936
Nisshin Steel Co. Ltd.	1,400	13,033
Okinawa Electric Power Co. Inc. (The)	2,100	50,668
Pacific Industrial Co. Ltd.	4,200	42,394
Park24 Co. Ltd.	700	19,341
Pioneer Corp.[a]	3,500	8,037
Press Kogyo Co. Ltd.	14,000	55,970
Prima Meat Packers Ltd.	14,000	37,121
Riso Kagaku Corp.	1,400	19,046
Round One Corp.	2,100	10,165
Saizeriya Co. Ltd.	2,100	43,677
Sanyo Shokai Ltd.	14,000	34,923
Senshu Ikeda Holdings Inc.	16,100	65,030
Shinko Electric Industries Co. Ltd.	14,000	83,955
Showa Corp.	1,400	12,119
Tachi-S Co. Ltd.	1,400	21,139
Taiho Kogyo Co. Ltd.	2,100	22,411
Taikisha Ltd.	1,400	29,592
Takata Corp.[a,b]	4,900	26,753
Tamron Co. Ltd.	1,400	19,705
Tatsuta Electric Wire and Cable Co. Ltd.	2,800	9,344
TOKAI Holdings Corp.	5,600	26,042
TOKO Inc.	14,000	44,290
Tokyo Seimitsu Co. Ltd.	700	14,733
Tokyo TY Financial Group Inc.	1,600	48,239
TOPY Industries Ltd.	14,000	27,407
Toridoll.corp.	1,400	25,163
Towa Bank Ltd. (The)	105,000	81,526
TPR Co. Ltd.	1,400	36,542
Tsukuba Bank Ltd.	4,900	15,016
UKC Holdings Corp.	4,200	86,453
Unipres Corp.	6,700	138,687
United Super Markets Holdings Inc.	2,800	25,533
Warabeya Nichiyo Co. Ltd.	2,100	43,434
Yahagi Construction Co. Ltd.	1,400	8,650
Yellow Hat Ltd.	1,400	26,771
Yorozu Corp.	6,300	132,697

		4,938,039
NEW ZEALAND — 3.15%
Air New Zealand Ltd.	13,671	26,093
Fletcher Building Ltd.	66,647	297,101

Security	Shares	Value
Ryman Healthcare Ltd.	28,056	$145,944

		469,138
NORWAY — 2.02%
BW LPG Ltd.[c]	1,113	8,455
BW Offshore Ltd.	35,056	8,515
Fred Olsen Energy ASA[a]	16,086	63,403
TGS Nopec Geophysical Co. ASA[b]	15,291	219,353

		299,726
SINGAPORE — 2.26%
AIMS AMP Capital Industrial REIT	34,300	32,654
Cambridge Industrial Trust	102,200	37,339
Far East Hospitality Trust	35,000	15,738
First REIT	21,000	17,263
k1 Ventures Ltd.	12,840	8,570
Noble Group Ltd.[b]	984,200	214,362
Perennial Real Estate Holdings Ltd.[a,b]	16,100	9,559

		335,485
SPAIN — 0.07%
Tubacex SA	5,782	10,354

		10,354
SWEDEN — 1.58%
Bure Equity AB	3,570	26,541
Haldex AB	1,680	14,449
Hemfosa Fastigheter AB	1,253	12,347
Industrial & Financial Systems Class B	644	27,300
Industrivarden AB Class C	2,506	39,541
NetEnt AB	329	16,398
Nolato AB Class B	2,447	64,493
Tethys Oil AB	4,893	33,524

		234,593
SWITZERLAND — 3.64%
Autoneum Holding AG	735	159,101
BKW AG	1,253	45,674
Cosmo Pharmaceuticals SAa	329	48,099
Emmi AG	133	61,266
Intershop Holdings AG	98	39,596
Mobilezone Holding AG	6,498	91,003
St Galler Kantonalbank AG Registered	112	39,623
Swissquote Group Holding SA Registered	420	10,780
Vetropack Holding AG Bearer	14	19,470
Zehnder Group AG	756	26,598

		541,210

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
UNITED KINGDOM — 13.17%
Beazley PLC	15,806	$84,078
Berendsen PLC	6,069	93,665
BGEO Group PLC	490	12,337
Big Yellow Group PLC	1,918	20,881
Cape PLC	6,321	20,152
Carillion PLC[b]	2,870	11,208
Centamin PLC	80,836	77,801
Chesnara PLC	2,996	13,844
Dairy Crest Group PLC	8,260	76,394
Dart Group PLC	19,726	154,877
Debenhams PLC	208,789	232,195
Devro PLC	3,409	14,459
Entertainment One Ltd.	17,189	36,696
Fenner PLC	4,011	6,031
FirstGroup PLC[a]	20,328	26,817
Globo PLC[a]	58,128	1
Go-Ahead Group PLC	4,599	159,765
Greencore Group PLC	4,263	23,511
Greggs PLC	4,977	73,564
GVC Holdings PLC[b]	1,599	9,889
Halfords Group PLC	2,324	12,497
Intermediate Capital Group PLC	2,230	18,410
Interserve PLC	1,848	12,226
Kcom Group PLC	10,577	17,404
Laird PLC	3,234	16,285
Lancashire Holdings Ltd.[b]	21,574	190,502
LondonMetric Property PLC	10,997	25,255
Mitie Group PLC	24,115	96,669
Moneysupermarket.com Group PLC	5,929	28,461
Morgan Advanced Materials PLC	3,164	9,564
Northgate PLC	35,799	169,608
Paragon Group of Companies PLC (The)	4,921	22,030
Paysafe Group PLC[a]	9,058	51,459
QinetiQ Group PLC	7,154	23,574
Restaurant Group PLC (The)	1,652	12,490
Savills PLC	651	6,972
Shanks Group PLC	13,181	16,594
Speedy Hire PLC	16,667	9,693
Trinity Mirror PLC	10,675	22,941
TT electronics PLC	8,225	18,609
Vesuvius PLC	2,422	10,365

Security	Shares	Value
Xchanging PLC	7,044	$18,935

		1,958,708

TOTAL COMMON STOCKS
(Cost: $15,258,754)		14,576,635

PREFERRED STOCKS — 1.72%

ITALY — 1.72%
Intesa Sanpaolo SpA	96,859	255,098

		255,098

TOTAL PREFERRED STOCKS
(Cost: $311,474)		255,098

SHORT-TERM INVESTMENTS — 5.92%

MONEY MARKET FUNDS — 5.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[d,e,f]	831,632	831,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[d,e,f]	43,769	43,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[d,e]	4,500	4,500

		879,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $879,901)		879,901

TOTAL INVESTMENTS IN SECURITIES — 105.67% (Cost: $16,450,129)		15,711,634
Other Assets, Less Liabilities — (5.67)%		(842,398)

NET ASSETS — 100.00%		$14,869,236

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 2.04%
General Dynamics Corp.	8,130	$1,087,550
L-3 Communications Holdings Inc.	3,682	430,205

		1,517,755
AIR FREIGHT & LOGISTICS — 1.39%
FedEx Corp.	7,800	1,036,464

		1,036,464
AIRLINES — 1.58%
Allegiant Travel Co.	7,301	1,171,591

		1,171,591
BANKS — 1.41%
Commerce Bancshares Inc./MO	1,014	41,706
JPMorgan Chase & Co.	16,970	1,009,715

		1,051,421
BEVERAGES — 0.20%
Molson Coors Brewing Co. Class B	738	66,774
PepsiCo Inc.	839	83,313

		150,087
CHEMICALS — 0.09%
Mosaic Co. (The)	2,599	62,636

		62,636
COMMUNICATIONS EQUIPMENT — 2.48%
Cisco Systems Inc.	54,718	1,301,741
F5 Networks Inc.[a]	5,802	544,112

		1,845,853
CONSTRUCTION & ENGINEERING — 0.10%
Jacobs Engineering Group Inc.[a]	1,960	76,891

		76,891
DIVERSIFIED FINANCIAL SERVICES — 2.42%
Berkshire Hathaway Inc. Class Ba	967	125,488
CBOE Holdings Inc.	18,061	1,203,224
CME Group Inc./IL	2,616	235,048
FactSet Research Systems Inc.	335	50,484
Nasdaq Inc.	3,025	187,550

		1,801,794
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.98%
AT&T Inc.	40,909	1,475,179

		1,475,179
ELECTRIC UTILITIES — 2.27%
Great Plains Energy Inc.	3,577	99,727
Pinnacle West Capital Corp.	21,948	1,455,372
Xcel Energy Inc.	3,536	135,146

		1,690,245

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.06%
Regal Beloit Corp.	820	$46,092

		46,092
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.13%
Arrow Electronics Inc.[a]	1,321	68,164
Avnet Inc.	2,359	94,171
Corning Inc.	76,129	1,416,761
Ingram Micro Inc. Class A	17,685	498,717
Jabil Circuit Inc.	12,664	252,140

		2,329,953
ENERGY EQUIPMENT & SERVICES — 4.11%
Helmerich & Payne Inc.	8,015	407,162
National Oilwell Varco Inc.	36,639	1,192,233
Schlumberger Ltd.	20,208	1,460,432

		3,059,827
FOOD & STAPLES RETAILING — 2.57%
CVS Health Corp.	1,911	184,584
Wal-Mart Stores Inc.	25,973	1,723,568

		1,908,152
FOOD PRODUCTS — 2.03%
Archer-Daniels-Midland Co.	31,112	1,099,809
Hormel Foods Corp.	2,172	174,651
JM Smucker Co. (The)	893	114,590
Tyson Foods Inc. Class A	2,201	117,445

		1,506,495
GAS UTILITIES — 0.58%
Atmos Energy Corp.	5,687	393,654
Piedmont Natural Gas Co. Inc.	624	36,966

		430,620
HEALTH CARE EQUIPMENT & SUPPLIES — 4.53%
Abbott Laboratories	18,081	684,366
Becton Dickinson and Co.	1,771	257,450
CR Bard Inc.	8,285	1,518,392
Medtronic PLC	1,320	100,214
Stryker Corp.	8,190	812,039

		3,372,461
HEALTH CARE PROVIDERS & SERVICES — 4.44%
Aetna Inc.	1,106	$112,635
AmerisourceBergen Corp.	13,731	1,229,748
Anthem Inc.	11,834	1,544,219
Cardinal Health Inc.	1,227	99,841
Centene Corp.[a,b]	2,698	167,438
Cigna Corp.	339	45,290

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
UnitedHealth Group Inc.	891	$102,608

		3,301,779
HOTELS, RESTAURANTS & LEISURE — 1.85%
Carnival Corp.	24,413	1,174,998
Panera Bread Co. Class Aa	1,017	197,298

		1,372,296
HOUSEHOLD PRODUCTS — 0.92%
Procter & Gamble Co. (The)	8,345	681,703

		681,703
INSURANCE — 14.40%
Aflac Inc.	24,108	1,397,300
Allied World Assurance Co. Holdings AG	25,492	932,752
American Financial Group Inc./OH	3,838	272,421
Axis Capital Holdings Ltd.	21,000	1,132,110
Chubb Ltd.	14,473	1,636,462
Lincoln National Corp.	5,890	232,419
Loews Corp.	29,158	1,079,138
MetLife Inc.	7,932	354,164
PartnerRe Ltd.	3,370	473,148
Principal Financial Group Inc.	5,834	221,692
Prudential Financial Inc.	8,514	596,661
Reinsurance Group of America Inc.	17,831	1,501,905
Torchmark Corp.	7,611	413,582
Travelers Companies Inc. (The)	3,200	342,528
Validus Holdings Ltd.	2,788	123,341

		10,709,623
INTERNET & CATALOG RETAIL — 1.85%
Amazon.com Inc.[a]	2,346	1,377,102

		1,377,102
INTERNET SOFTWARE & SERVICES — 3.39%
Akamai Technologies Inc.[a]	1,666	76,003
Alphabet Inc. Class Aa	1,195	909,813
Alphabet Inc. Class Ca	1,253	930,916
eBay Inc.[a]	25,869	606,887

		2,523,619
IT SERVICES — 3.80%
Amdocs Ltd.	16,736	916,129
Automatic Data Processing Inc.	2,224	184,792
Jack Henry & Associates Inc.	395	32,066
PayPal Holdings Inc.[a]	24,118	871,625
Teradata Corp.[a]	4,447	108,240
Total System Services Inc.	13,965	560,834

Security	Shares	Value
Xerox Corp.	15,354	$149,701

		2,823,387
MACHINERY — 0.32%
AGCO Corp.	4,872	237,607

		237,607
MULTI-UTILITIES — 6.74%
Alliant Energy Corp.	3,871	252,931
Consolidated Edison Inc.	18,429	1,278,788
DTE Energy Co.	18,746	1,593,597
PG&E Corp.	24,726	1,357,705
Public Service Enterprise Group Inc.	12,896	532,605

		5,015,626
MULTILINE RETAIL — 1.78%
Nordstrom Inc.	14,610	717,351
Target Corp.	8,419	609,704

		1,327,055
OIL, GAS & CONSUMABLE FUELS — 0.93%
Chevron Corp.	4,595	397,329
EOG Resources Inc.	2,438	173,147
Occidental Petroleum Corp.	1,802	124,032

		694,508
PHARMACEUTICALS — 3.76%
Eli Lilly & Co.	3,470	274,477
Johnson & Johnson	15,980	1,668,951
Pfizer Inc.	27,928	851,525

		2,794,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.42%
Broadcom Corp. Class A	14,877	813,325
Intel Corp.	47,214	1,464,578
Maxim Integrated Products Inc.	1,862	62,191
Skyworks Solutions Inc.	13,755	947,995

		3,288,089
SOFTWARE — 5.76%
Citrix Systems Inc.[a]	6,567	462,711
Intuit Inc.	15,900	1,518,609
Microsoft Corp.	29,092	1,602,678
Red Hat Inc.[a]	1,000	70,050
VMware Inc. Class Aa	13,692	626,409

		4,280,457
SPECIALTY RETAIL — 5.80%
Bed Bath & Beyond Inc.[a]	7,299	315,098
GameStop Corp. Class Ab	25,884	678,419

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2016

Security	Shares	Value
O’Reilly Automotive Inc.[a]	5,687	$1,483,738
Ross Stores Inc.	5,714	321,470
TJX Companies Inc. (The)	21,278	1,515,845

		4,314,570
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.97%
Apple Inc.	13,706	1,334,142
EMC Corp./MA	59,577	1,475,722
Western Digital Corp.	18,507	887,966

		3,697,830
TEXTILES, APPAREL & LUXURY GOODS — 1.61%
Coach Inc.	8,001	296,437
NIKE Inc. Class B	14,479	897,843

		1,194,280

TOTAL COMMON STOCKS (Cost: $72,040,891)		74,168,000

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	800,816	800,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	42,148	42,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	162,265	162,265

		1,005,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,005,229)		1,005,229

TOTAL INVESTMENTS IN SECURITIES — 101.06%
(Cost: $73,046,120)		75,173,229
Other Assets, Less Liabilities — (1.06)%		(786,812)

NET ASSETS — 100.00%		$74,386,417

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.67%
BWX Technologies Inc.	7,314	$218,981
KLX Inc.[a,b]	1,812	52,965
National Presto Industries Inc.	987	78,062

		350,008
BANKS — 4.84%
1st Source Corp.	614	18,555
American National Bankshares Inc.	885	22,125
Arrow Financial Corp.	1,145	31,510
BancFirst Corp.	244	13,649
Bank of Marin Bancorp.	450	24,291
Camden National Corp.	501	21,027
City Holding Co.	429	19,073
CNB Financial Corp./PA	885	16,098
Community Trust Bancorp. Inc.	1,334	46,477
First Financial Corp./IN	1,080	35,694
First Interstate BancSystem Inc.	14,139	381,046
First of Long Island Corp. (The)	630	18,289
Great Southern Bancorp. Inc.	495	19,637
Great Western Bancorp. Inc.	1,086	28,366
Heritage Financial Corp./WA	2,446	44,297
Horizon Bancorp./IN	755	19,381
Lakeland Financial Corp.	771	33,762
Merchants Bancshares Inc./VT	495	14,410
S&T Bancorp. Inc.	540	14,585
State Bank Financial Corp.	1,392	26,810
Stock Yards Bancorp. Inc.	824	32,202
Suffolk Bancorp.	382	10,692
Tompkins Financial Corp.	366	20,503
Triumph Bancorp. Inc.[a]	1,456	20,573
Trustmark Corp.	2,084	45,098
Univest Corp. of Pennsylvania	735	14,465
WesBanco Inc.	679	19,705

		1,012,320
BIOTECHNOLOGY — 0.06%
Kite Pharma Inc.[a]	252	11,967

		11,967
BUILDING PRODUCTS — 0.06%
AAON Inc.	564	12,143

		12,143
CAPITAL MARKETS — 3.47%
Artisan Partners Asset Management Inc.	1,140	35,682

Security	Shares	Value
Diamond Hill Investment Group Inc.	813	$137,437
GAMCO Investors Inc. Class A	414	12,039
Greenhill & Co. Inc.	647	15,386
Houlihan Lokey Inc.	559	13,500
Moelis & Co. Class A	12,957	329,626
WisdomTree Investments Inc.	15,256	183,072

		726,742
CHEMICALS — 1.15%
Cabot Corp.	5,155	207,953
Hawkins Inc.	872	32,674

		240,627
COMMERCIAL SERVICES & SUPPLIES — 2.44%
Ennis Inc.	19,093	381,287
Kimball International Inc. Class B	4,440	42,802
McGrath RentCorp	660	16,111
Quad/Graphics Inc.	1,628	16,410
UniFirst Corp./MA	204	21,481
VSE Corp.	555	33,300

		511,391
COMMUNICATIONS EQUIPMENT — 1.52%
Black Box Corp.	1,633	12,444
EchoStar Corp. Class Aa	8,148	286,239
NETGEAR Inc.[a]	527	19,694

		318,377
CONSTRUCTION & ENGINEERING — 0.15%
MasTec Inc.[a,b]	1,988	30,695

		30,695
CONSUMER FINANCE — 2.08%
Cash America International Inc.	13,755	411,825
Ezcorp Inc. Class Aa	7,839	23,830

		435,655
DISTRIBUTORS — 0.22%
Core-Mark Holding Co. Inc.	555	45,116

		45,116
DIVERSIFIED CONSUMER SERVICES — 1.06%
Apollo Education Group Inc.[a]	5,830	46,290
Capella Education Co.	2,042	89,664
LifeLock Inc.[a]	5,207	62,380
Strayer Education Inc.[a,b]	440	23,492

		221,826
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.15%
Inteliquent Inc.	1,774	30,477

		30,477

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 3.19%
ALLETE Inc.	328	$17,351
El Paso Electric Co.	6,419	262,730
Empire District Electric Co. (The)	5,516	161,839
IDACORP Inc.	1,212	84,343
MGE Energy Inc.	2,933	142,104

		668,367
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.39%
AVX Corp.	1,652	18,965
Benchmark Electronics Inc.[a,b]	4,464	93,744
Dolby Laboratories Inc. Class A	4,922	177,241
Mesa Laboratories Inc.	145	15,080
Methode Electronics Inc.	1,029	26,816
Multi-Fineline Electronix Inc.[a]	674	11,276
PC Connection Inc.	821	18,530
ScanSource Inc.[a]	613	19,236
Tech Data Corp.[a]	1,682	104,957
TTM Technologies Inc.[a,b]	2,534	14,773

		500,618
ENERGY EQUIPMENT & SERVICES — 3.13%
Diamond Offshore Drilling Inc.	3,239	60,213
Matrix Service Co.[a]	4,575	86,742
Natural Gas Services Group Inc.[a]	990	18,731
Oil States International Inc.[a]	7,380	208,337
Patterson-UTI Energy Inc.	1,007	14,481
Rowan Companies PLC Class A	1,739	21,998
RPC Inc.	6,038	75,294
Superior Energy Services Inc.	8,361	86,202
Unit Corp.[a]	8,020	83,649

		655,647
FOOD & STAPLES RETAILING — 1.57%
Fresh Market Inc. (The)[a,b]	13,002	249,118
SpartanNash Co.	2,550	52,326
Weis Markets Inc.	661	26,850

		328,294
FOOD PRODUCTS — 1.11%
Fresh Del Monte Produce Inc.[b]	3,514	143,406
John B Sanfilippo & Son Inc.	458	27,476
Omega Protein Corp.[a]	2,686	60,677

		231,559
GAS UTILITIES — 2.16%
Chesapeake Utilities Corp.	2,819	177,512
New Jersey Resources Corp.	1,513	53,288

Security	Shares	Value
Northwest Natural Gas Co.	2,688	$139,642
ONE Gas Inc.	1,457	82,408

		452,850
HEALTH CARE EQUIPMENT & SUPPLIES — 3.07%
CryoLife Inc.	1,455	14,302
Exactech Inc.[a]	731	14,627
Halyard Health Inc.[a]	2,641	65,497
Hill-Rom Holdings Inc.	6,817	333,215
ICU Medical Inc.[a]	1,499	144,279
Vascular Solutions Inc.[a]	2,616	71,574

		643,494
HEALTH CARE PROVIDERS & SERVICES — 3.53%
Addus HomeCare Corp.[a]	1,305	27,679
Almost Family Inc.[a,b]	994	38,011
BioTelemetry Inc.[a]	2,118	19,994
LHC Group Inc.[a]	1,770	67,118
Magellan Health Inc.[a]	1,964	111,948
Triple-S Management Corp. Class Ba	20,061	447,160
U.S. Physical Therapy Inc.	510	26,086

		737,996
HEALTH CARE TECHNOLOGY — 0.07%
Quality Systems Inc.	1,156	15,155

		15,155
HOTELS, RESTAURANTS & LEISURE — 3.50%
Bob Evans Farms Inc./DE	1,333	54,573
Cheesecake Factory Inc. (The)	2,748	132,728
Hyatt Hotels Corp. Class Aa	8,861	342,744
Red Robin Gourmet Burgers Inc.[a]	268	16,546
Texas Roadhouse Inc.	5,053	186,102

		732,693
HOUSEHOLD DURABLES — 0.29%
CSS Industries Inc.	2,204	61,734

		61,734
INSURANCE — 9.87%
American National Insurance Co.	4,218	409,905
Aspen Insurance Holdings Ltd.	5,038	234,317
EMC Insurance Group Inc.	1,816	42,240
FBL Financial Group Inc. Class A	1,081	66,006
Federated National Holding Co.	1,913	47,328
Fidelity & Guaranty Life	764	19,138
HCI Group Inc.	494	16,426
Heritage Insurance Holdings Inc.	19,588	388,234
Horace Mann Educators Corp.	8,087	248,433
Kansas City Life Insurance Co.	1,863	69,862

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
Maiden Holdings Ltd.	11,057	$141,530
National Western Life Group Inc.	539	124,363
Navigators Group Inc. (The)[a]	810	70,964
OneBeacon Insurance Group Ltd. Class A	1,355	17,398
United Fire Group Inc.	1,633	63,083
Universal Insurance Holdings Inc.[b]	5,712	107,043

		2,066,270
INTERNET & CATALOG RETAIL — 3.15%
1-800-Flowers.com Inc. Class Aa,b	48,314	343,271
NutriSystem Inc.	8,072	159,906
PetMed Express Inc.	3,297	59,412
Wayfair Inc. Class Aa,b	2,154	97,361

		659,950
INTERNET SOFTWARE & SERVICES — 2.46%
Carbonite Inc.[a]	2,101	18,846
comScore Inc.[a]	531	20,459
Liquidity Services Inc.[a]	4,415	28,742
LogMeIn Inc.[a]	6,519	340,552
Marketo Inc.[a,b]	880	16,729
Shutterstock Inc.[a,b]	1,785	51,569
Stamps.com Inc.[a]	269	25,238
Wix.com Ltd.[a]	610	12,456

		514,591
IT SERVICES — 2.55%
CACI International Inc. Class Aa	276	22,927
CSG Systems International Inc.	1,605	56,079
ManTech International Corp./VA Class A	15,207	438,418
Sykes Enterprises Inc.[a]	554	16,310

		533,734
LEISURE PRODUCTS — 2.22%
Johnson Outdoors Inc. Class A	798	17,157
Sturm Ruger & Co. Inc.	7,206	424,073
Vista Outdoor Inc.[a]	476	22,948

		464,178
MACHINERY — 1.30%
Briggs & Stratton Corp.	888	17,458
Kennametal Inc.	14,391	254,721

		272,179
MEDIA — 0.38%
Harte-Hanks Inc.	6,436	22,011
Rentrak Corp.[a]	294	13,074
Time Inc.	2,907	43,605

		78,690

Security	Shares	Value
METALS & MINING — 1.91%
Kaiser Aluminum Corp.	4,887	$379,915
Schnitzer Steel Industries Inc. Class A	1,489	20,027

		399,942
MULTI-UTILITIES — 0.33%
Unitil Corp.	1,794	69,518

		69,518
MULTILINE RETAIL — 0.25%
Big Lots Inc.	461	17,878
Fred’s Inc. Class A	2,100	34,650

		52,528
OIL, GAS & CONSUMABLE FUELS — 0.34%
Carrizo Oil & Gas Inc.[a]	1,679	45,551
Denbury Resources Inc.[b]	7,544	11,769
Matador Resources Co.[a,b]	816	13,080

		70,400
PERSONAL PRODUCTS — 2.37%
Medifast Inc.	4,926	143,002
Nutraceutical International Corp.[a]	795	18,841
USANA Health Sciences Inc.[a,b]	2,638	334,762

		496,605
PHARMACEUTICALS — 0.96%
SciClone Pharmaceuticals Inc.[a]	25,284	202,019

		202,019
PROFESSIONAL SERVICES — 2.51%
Barrett Business Services Inc.	1,267	49,628
CRA International Inc.[a]	564	10,507
ICF International Inc.[a]	1,290	44,131
Navigant Consulting Inc.[a]	2,312	36,507
RPX Corp.[a]	33,279	385,371

		526,144
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.16%
Agree Realty Corp.	769	28,391
Care Capital Properties Inc.	3,433	102,784
Dynex Capital Inc.	6,313	37,878
Gyrodyne LLC[a]	17	451
MFA Financial Inc.	59,133	375,495
Select Income REIT	17,261	326,233

		871,232
ROAD & RAIL — 1.35%
Knight Transportation Inc.	707	17,300
Marten Transport Ltd.	6,104	102,425
Werner Enterprises Inc.	6,780	163,737

		283,462

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2016

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.43%
Advanced Energy Industries Inc.[a]	15,418	$432,937
Alpha & Omega Semiconductor Ltd.[a]	3,687	35,211
Cirrus Logic Inc.[a]	12,982	450,735
Integrated Device Technology Inc.[a]	6,336	161,441
Microsemi Corp.[a]	504	15,977
Synaptics Inc.[a]	3,409	249,914

		1,346,215
SOFTWARE — 6.34%
AVG Technologies NVa	10,380	195,871
Gigamon Inc.[a]	4,135	108,130
HubSpot Inc.[a,b]	1,358	55,121
Imperva Inc.[a,b]	4,094	211,087
Infoblox Inc.[a,b]	730	11,782
Pegasystems Inc.	13,787	323,994
Proofpoint Inc.[a,b]	1,052	52,979
Take-Two Interactive Software Inc.[a]	700	24,290
VirnetX Holding Corp.[a,b]	6,703	26,678
Zendesk Inc.[a,b]	14,456	318,177

		1,328,109
SPECIALTY RETAIL — 3.48%
Ascena Retail Group Inc.[a,b]	15,202	112,191
Children’s Place Inc. (The)	6,323	411,627
Kirkland’s Inc.	1,590	18,810
Select Comfort Corp.[a]	5,909	124,443
Stage Stores Inc.	2,222	18,443
Tilly’s Inc. Class Aa	6,671	43,295

		728,809
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.49%
Lexmark International Inc. Class A	5,585	157,553
Nimble Storage Inc.[a]	14,712	96,658
Stratasys Ltd.[a,b]	3,499	57,033

		311,244
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
Culp Inc.	716	18,129

		18,129
THRIFTS & MORTGAGE FINANCE — 0.80%
First Defiance Financial Corp.	1,485	57,811
Meta Financial Group Inc.	697	30,222
Territorial Bancorp. Inc.	2,373	63,241
United Financial Bancorp. Inc.	1,494	16,882

		168,156

Security	Shares	Value
TOBACCO — 0.31%
Universal Corp./VA	1,173	$64,198

		64,198
TRADING COMPANIES & DISTRIBUTORS — 0.06%
NOW Inc.[a]	928	12,584

		12,584
WATER UTILITIES — 1.46%
American States Water Co.	3,086	140,104
Artesian Resources Corp. Class A	1,170	35,463
California Water Service Group	1,817	45,589
Connecticut Water Service Inc.	515	22,109
Middlesex Water Co.	900	26,100
York Water Co. (The)	1,350	36,004

		305,369
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
U.S. Cellular Corp.[a]	1,817	68,392

		68,392

TOTAL COMMON STOCKS
(Cost: $22,292,810)		20,888,398

SHORT-TERM INVESTMENTS — 9.89%

MONEY MARKET FUNDS — 9.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	1,937,774	1,937,774
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	101,986	101,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d]	31,274	31,274

		2,071,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,071,034)		2,071,034

TOTAL INVESTMENTS IN SECURITIES — 109.67%
(Cost: $24,363,844)		22,959,432
Other Assets, Less Liabilities — (9.67)%		(2,023,829)

NET ASSETS — 100.00%		$20,935,603

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

January 31, 2016

	iShares Enhanced International Large-Cap ETF	iShares Enhanced International Small-Cap ETF	iShares Enhanced U.S. Large-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$68,117,947	$15,570,228	$72,040,891
Affiliated (Note 2)	70,980	879,901	1,005,229

Total cost of investments	$68,188,927	$16,450,129	$73,046,120

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$59,947,818	$14,831,733	$74,168,000
Affiliated (Note 2)	70,980	879,901	1,005,229

Total fair value of investments	60,018,798	15,711,634	75,173,229
Foreign currency, at value[b]	74,422	18,049	—
Cash	—	58	—
Receivables:
Dividends and interest	46,401	15,259	67,484
Tax reclaims	71,856	5,859	—

Total Assets	60,211,477	15,750,859	75,240,713

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	875,401	842,964
Investment advisory fees (Note 2)	18,069	6,222	11,332

Total Liabilities	18,069	881,623	854,296

NET ASSETS	$60,193,408	$14,869,236	$74,386,417

Net assets consist of:
Paid-in capital	$71,621,600	$16,800,632	$72,378,887
Undistributed (distributions in excess of) net investment income	(23,464)	(29,395)	94,110
Accumulated net realized loss	(3,228,881)	(1,162,843)	(213,689)
Net unrealized appreciation (depreciation)	(8,175,847)	(739,158)	2,127,109

NET ASSETS	$60,193,408	$14,869,236	$74,386,417

Shares outstanding[c]	2,800,000	700,000	2,450,000

Net asset value per share	$21.50	$21.24	$30.36

[a]	Securities on loan with values of $ —, $815,275 and $824,741, respectively. See Note 1.
[b]	Cost of foreign currency: $76,028, $18,105 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

January 31, 2016

iShares Enhanced U.S. Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$22,292,810
Affiliated (Note 2)	2,071,034

Total cost of investments	$24,363,844

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$20,888,398
Affiliated (Note 2)	2,071,034

Total fair value of investments	22,959,432
Cash	93
Receivables:
Dividends and interest	21,968

Total Assets	22,981,493

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	2,039,760
Investment advisory fees (Note 2)	6,130

Total Liabilities	2,045,890

NET ASSETS	$20,935,603

Net assets consist of:
Paid-in capital	$22,434,314
Unistributed net investment income	14,893
Accumulated net realized loss	(109,192)
Net unrealized depreciation	(1,404,412)

NET ASSETS	$20,935,603

Shares outstanding[b]	750,000

Net asset value per share	$27.91

[a]	Securities on loan with values of $1,986,296. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended January 31, 2016

	iShares Enhanced International Large-Cap ETF	iShares Enhanced International Small-Cap ETF	iShares Enhanced U.S. Large-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$548,050	$125,208	$802,276
Interest — affiliated (Note 2)	38	10	71
Securities lending income — affiliated — net (Note 2)	794	11,898	13,588

Total investment income	548,882	137,116	815,935

EXPENSES
Investment advisory fees (Note 2)	112,102	34,653	67,876

Total expenses	112,102	34,653	67,876

Net investment income	436,780	102,463	748,059

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,075,189)	(471,683)	(361,586)
In-kind redemptions — unaffiliated	224,227	—	728,116
Foreign currency transactions	(10,356)	(5,907)	—

Net realized gain (loss)	(861,318)	(477,590)	366,530

Net change in unrealized appreciation/depreciation on:
Investments	(8,790,183)	(919,108)	(7,229,952)
Translation of assets and liabilities in foreign currencies	(3,564)	(162)	—

Net change in unrealized appreciation/depreciation	(8,793,747)	(919,270)	(7,229,952)

Net realized and unrealized loss	(9,655,065)	(1,396,860)	(6,863,422)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,218,285)	$(1,294,397)	$(6,115,363)

[a]	Net of foreign withholding tax of $53,258, $12,101 and $ —, respectively.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Six months ended January 31, 2016

iShares Enhanced U.S. Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$218,502
Interest — affiliated (Note 2)	33
Securities lending income — affiliated — net (Note 2)	11,774

Total investment income	230,309

EXPENSES
Investment advisory fees (Note 2)	40,665

Total expenses	40,665

Net investment income	189,644

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	251,856
In-kind redemptions — unaffiliated	252,212

Net realized gain	504,068

Net change in unrealized appreciation/depreciation	(3,576,755)

Net realized and unrealized loss	(3,072,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,883,043)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Enhanced International Large-Cap ETF		iShares Enhanced International Small-Cap ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$436,780	$1,970,264	$102,463	$261,166
Net realized loss	(861,318)	(2,309,239)	(477,590)	(629,519)
Net change in unrealized appreciation/depreciation	(8,793,747)	11,017	(919,270)	216,875

Net decrease in net assets resulting from operations	(9,218,285)	(327,958)	(1,294,397)	(151,478)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(506,551)	(1,946,711)	(124,973)	(287,196)

Total distributions to shareholders	(506,551)	(1,946,711)	(124,973)	(287,196)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,015,594	54,822,179	2,282,540	4,567,025
Cost of shares redeemed	(20,220,355)	—	—	—

Net increase (decrease) in net assets from capital share transactions	(13,204,761)	54,822,179	2,282,540	4,567,025

INCREASE (DECREASE) IN NET ASSETS	(22,929,597)	52,547,510	863,170	4,128,351

NET ASSETS
Beginning of period	83,123,005	30,575,495	14,006,066	9,877,715

End of period	$60,193,408	$83,123,005	$14,869,236	$14,006,066

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(23,464)	$46,307	$(29,395)	$(6,885)

SHARES ISSUED AND REDEEMED
Shares sold	300,000	2,200,000	100,000	200,000
Shares redeemed	(900,000)	—	—	—

Net increase (decrease) in shares outstanding	(600,000)	2,200,000	100,000	200,000

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

	iShares Enhanced U.S. Large-Cap ETF		iShares Enhanced U.S. Small-Cap ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$748,059	$1,384,522	$189,644	$361,722
Net realized gain (loss)	366,530	1,387,233	504,068	(563,172)
Net change in unrealized appreciation/depreciation	(7,229,952)	5,474,233	(3,576,755)	2,127,663

Net increase (decrease) in net assets resulting from operations	(6,115,363)	8,245,988	(2,883,043)	1,926,213

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(771,915)	(1,346,033)	(201,751)	(344,193)

Total distributions to shareholders	(771,915)	(1,346,033)	(201,751)	(344,193)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,062,505	21,862,919	—	10,767,793
Cost of shares redeemed	(4,595,594)	(7,983,323)	(1,516,727)	—

Net increase (decrease) in net assets from capital share transactions	3,466,911	13,879,596	(1,516,727)	10,767,793

INCREASE (DECREASE) IN NET ASSETS	(3,420,367)	20,779,551	(4,601,521)	12,349,813

NET ASSETS
Beginning of period	77,806,784	57,027,233	25,537,124	13,187,311

End of period	$74,386,417	$77,806,784	$20,935,603	$25,537,124

Undistributed net investment income included in net assets at end of period	$94,110	$117,966	$14,893	$27,000

SHARES ISSUED AND REDEEMED
Shares sold	250,000	700,000	—	350,000
Shares redeemed	(150,000)	(250,000)	(50,000)	—

Net increase (decrease) in shares outstanding	100,000	450,000	(50,000)	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced International Large-Cap ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Feb. 25, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.45	$25.48	$24.90

Income from investment operations:
Net investment income[b]	0.16	0.75	0.56
Net realized and unrealized gain (loss)[c]	(2.93)	(1.17)	0.40

Total from investment operations	(2.77)	(0.42)	0.96

Less distributions from:
Net investment income	(0.18)	(0.61)	(0.38)

Total distributions	(0.18)	(0.61)	(0.38)

Net asset value, end of period	$21.50	$24.45	$25.48

Total return	(11.36)%[d]	(1.59)%	3.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$60,193	$83,123	$30,575
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.36%	3.11%	5.04%
Portfolio turnover rate[f]	16%	41%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced International Small-Cap ETF

	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Period from Feb. 25, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$23.34	$24.69	$24.87

Income from investment operations:
Net investment income[b]	0.16	0.60	0.34
Net realized and unrealized loss[c]	(2.08)	(1.32)	(0.29)

Total from investment operations	(1.92)	(0.72)	0.05

Less distributions from:
Net investment income	(0.18)	(0.63)	(0.23)

Total distributions	(0.18)	(0.63)	(0.23)

Net asset value, end of period	$21.24	$23.34	$24.69

Total return	(8.27)%[d]	(2.82)%	0.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,869	$14,006	$9,878
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets[e]	1.45%	2.57%	3.20%
Portfolio turnover rate[f]	25%	61%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Enhanced U.S. Large-Cap ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$33.11	$30.01	$26.76	$24.79

Income from investment operations:
Net investment income[b]	0.31	0.62	0.54	0.14
Net realized and unrealized gain (loss)[c]	(2.74)	3.08	3.19	1.89

Total from investment operations	(2.43)	3.70	3.73	2.03

Less distributions from:
Net investment income	(0.32)	(0.60)	(0.48)	(0.06)

Total distributions	(0.32)	(0.60)	(0.48)	(0.06)

Net asset value, end of period	$30.36	$33.11	$30.01	$26.76

Total return	(7.38)%[d]	12.40%	14.00%	8.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,386	$77,807	$57,027	$12,043
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.98%	1.94%	1.87%	1.90%
Portfolio turnover rate[f]	10%	44%	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Enhanced U.S. Small-Cap ETF
	Six months ended Jan. 31, 2016 (Unaudited)	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$31.92	$29.31	$27.58	$24.67

Income from investment operations:
Net investment income[b]	0.25	0.57 [c]	0.33	0.16
Net realized and unrealized gain (loss)[d]	(4.00)	2.58	1.73	2.88

Total from investment operations	(3.75)	3.15	2.06	3.04

Less distributions from:
Net investment income	(0.26)	(0.54)	(0.33)	(0.13)

Total distributions	(0.26)	(0.54)	(0.33)	(0.13)

Net asset value, end of period	$27.91	$31.92	$29.31	$27.58

Total return	(11.79)%[e]	10.78%	7.43%	12.37%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,936	$25,537	$13,187	$2,758
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	1.63%	1.82%[c]	1.13%	2.09%
Portfolio turnover rate[g]	22%	53%	39%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Engility Holdings Inc. Excluding such special distribution, the net investment income would have been $0.41 per share and 1.30% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Enhanced International Large-Cap	Non-diversified
Enhanced International Small-Cap	Non-diversified
Enhanced U.S. Large-Cap	Diversified
Enhanced U.S. Small-Cap	Diversified

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Enhanced International Large-Cap
Investments:
Assets:
Common Stocks	$59,878,951	$—	$—	$59,878,951
Preferred Stocks	68,867	—	—	68,867
Money Market Funds	70,980	—	—	70,980

Total	$60,018,798	$—	$—	$60,018,798

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Enhanced International Small-Cap
Investments:
Assets:
Common Stocks	$14,576,634	$—	$1	$14,576,635
Preferred Stocks	255,098	—	—	255,098
Money Market Funds	879,901	—	—	879,901

Total	$15,711,633	$—	$1	$15,711,634

Enhanced U.S. Large-Cap
Investments:
Assets:
Common Stocks	$73,354,675	$813,325	$—	$74,168,000
Money Market Funds	1,005,229	—	—	1,005,229

Total	$74,359,904	$813,325	$—	$75,173,229

Enhanced U.S. Small-Cap
Investments:
Assets:
Common Stocks	$20,888,398	$—	$—	$20,888,398
Money Market Funds	2,071,034	—	—	2,071,034

Total	$22,959,432	$—	$—	$22,959,432

The iShares Enhanced U.S. Large-Cap ETF had transfers from Level 1 to Level 2 during the period ended January 31, 2016 in the amount of $722,154, resulting from a corporate action.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Enhanced International Small-Cap
Citigroup Global Markets Inc.	$9,482	$9,482	$—
Credit Suisse Securities (USA) LLC	388,031	388,031	—
Deutsche Bank Securities Inc.	55,597	55,597	—
JPMorgan Clearing Corp.	266,154	266,154	—
Merrill Lynch, Pierce, Fenner & Smith	96,011	96,011	—

	$815,275	$815,275	$—

Enhanced U.S. Large-Cap
Deutsche Bank Securities Inc.	$533,405	$533,405	$—
Goldman Sachs & Co.	159,263	159,263	—
JPMorgan Clearing Corp.	84,252	84,252	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	47,821	47,821	—

	$824,741	$824,741	$—

Enhanced U.S. Small-Cap
BNP Paribas Prime Brokerage Inc.	$211,167	$211,167	$—
Credit Suisse Securities (USA) LLC	71,198	71,198	—
Deutsche Bank Securities Inc.	360,150	360,150	—
JPMorgan Clearing Corp.	352,198	352,198	—
Merrill Lynch, Pierce, Fenner & Smith	418,608	418,608	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	572,975	572,975	—

	$1,986,296	$1,986,296	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Enhanced International Large-Cap	0.35%
Enhanced International Small-Cap	0.49
Enhanced U.S. Large-Cap	0.18
Enhanced U.S. Small-Cap	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Enhanced U.S. Large-Cap ETF and iShares Enhanced U.S. Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Enhanced International Large-Cap ETF and iShares Enhanced International Small-Cap ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For the six months ended January 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Enhanced International Large-Cap	$183
Enhanced International Small-Cap	2,833
Enhanced U.S. Large-Cap	5,403
Enhanced U.S. Small-Cap	4,873

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2016 were as follows:

iShares ETF	Purchases	Sales
Enhanced International Large-Cap	$10,212,915	$10,602,310
Enhanced International Small-Cap	3,629,648	3,561,040
Enhanced U.S. Large-Cap	7,659,908	7,783,140
Enhanced U.S. Small-Cap	5,071,244	5,075,402

In-kind transactions (see Note 4) for the six months ended January 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Enhanced International Large-Cap	$6,914,580	$19,760,166
Enhanced International Small-Cap	2,211,818	—
Enhanced U.S. Large-Cap	7,995,286	4,435,509
Enhanced U.S. Small-Cap	—	1,514,010

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Enhanced International Large-Cap ETF and iShares Enhanced International Small-Cap ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2015, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Enhanced International Large-Cap	$207,438
Enhanced International Small-Cap	133,357
Enhanced U.S. Large-Cap	237,466
Enhanced U.S. Small-Cap	93,329

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$68,365,006	$2,475,049	$(10,821,257)	$(8,346,208)
Enhanced International Small-Cap	16,527,958	1,139,360	(1,955,684)	(816,324)
Enhanced U.S. Large-Cap	73,120,918	7,420,736	(5,368,425)	2,052,311
Enhanced U.S. Small-Cap	24,377,266	1,748,406	(3,166,240)	(1,417,834)

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	43

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Enhanced International Large-Cap	$0.179246	$—	$0.001665	$0.180911	99%	—%	1%	100%
Enhanced International Small-Cap	0.163167	—	0.015366	0.178533	91	—	9	100
Enhanced U.S. Large-Cap	0.301806	—	0.015739	0.317545	95	—	5	100
Enhanced U.S. Small-Cap	0.233203	—	0.028940	0.262143	89	—	11	100

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-712-0116

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 5, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 5, 2016